Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	SUNCOR ENERGY INC
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	1,525,150,794
Entity Central Index Key	0000311337
Amendment Flag	false